STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2015	557,997	$96.78
Granted	12,844,250	0.99
Exercised	(2,450,000)	0.01
Forfeited or Expired	(36,899)	53.80
Outstanding, September 30, 2015	10,915,348	5.90
Exercisable, September 30, 2015	10,669,330	$5.95

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	59,431	$259.00
Granted	365,272	66.10
Exercised	(87)	3.50
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	424,616	65.30
Exercisable, December 31, 2013	424,616	$65.30
Warrants Outstanding, January 1, 2014	424,616	$65.30
Granted	37,500	20.00
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2014	462,116	61.60
Exercisable, December 31, 2014	462,116	$61.60

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the warrants as of December 31, 2014 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$3.50	7,074	3.65
$20.00	37,500	5.00
$21.88	17,145	3.89
$55.00	57,144	1.13
$68.70	326,680	3.66
$78.70	1,429	0.28
$8.75	14,286	3.04
$350.00	858	2.20
Exercisable, December 31, 2014	462,116

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2014 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	14,286	14,286	6,746	4,683	2,858
2005	14,286	14,286	1,000	5,858	7,429
2006	31,429	31,011	631	7,224	23,156
2007	2,857	2,572	—	429	2,143
2009	28,572	35,844	1,005	11,312	23,529
2013	90,630	41,323	—	4,555	36,768
Total	182,060	139,322	9,382	34,061	95,883

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2014	2013
Exercise price	$14.20	$24.30
Volatility	118%	109%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0%	0%
Expected term (years)	6	6

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2014 and 2013 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2013	70,091	$381.50
Granted	33,417	24.30
Exercised	—	—
Forfeited or Expired	(5,209)	131.60
Options outstanding, December 31, 2013	98,299	280.50
Exercisable, December 31, 2013	57,127	$447.90
Options Outstanding, January 1, 2014	98,299	$280.50
Granted	10,760	14.20
Exercised	—	—
Forfeited or Expired	(13,178)	158.70
Options outstanding, December 31, 2014	95,881	266.80
Exercisable, December 31, 2014	65,614	$376.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$10.50 – 80.50	47,461	8.41	$29.40	20,470	$47.30
84.00 – 238.00	22,307	5.06	147.40	19,031	147.40
350.00 – 700.00	23,528	1.19	688.30	23,528	688.30
1,225.00 – 2,887.50	2,585	2.02	1,819.80	2,585	1,819.80
	95,881			65,614